Schedule of Reconciliation of the Federal Income Tax Effective Rate (Details)			12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IncomeTaxEffectsAllocatedDirectlyToEquityLineItems [Line Items]
Tax computed at federal statutory rate	25.00%	19.00%	25.00%	23.50%
Peak Bio, Inc. [Member]
IncomeTaxEffectsAllocatedDirectlyToEquityLineItems [Line Items]
Tax computed at federal statutory rate				21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit				7.84%	4.86%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate				(39.00%)	36.00%
Permanent difference related to change in fair value of derivatives				1.37%	(1.91%)
Permanent difference related to change in fair value of convertible notes				3.44%
Permanent difference related to interest expense on convertible notes				(4.40%)
Return to Provision				1.17%	8.83%
Change in valuation allowance				97.73%	(31.84%)
Warrants issued on conversion					(0.74%)
Reduction in Foreign Jurisdiction Tax Rate				(127.76%)
Effective income tax rate					0.56%